Consolidated income statement € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 EUR (€) € / shares	Mar. 31, 2016 EUR (€) € / shares
Consolidated income statement
Revenue	€ 46,571	€ 47,631	€ 49,810
Cost of sales	(32,771)	(34,576)	(36,713)
Gross profit	13,800	13,055	13,097
Selling and distribution expenses	(4,011)	(4,349)	(4,603)
Administrative expenses	(5,644)	(6,080)	(6,379)
Share of results of equity accounted associates and joint ventures	(59)	47	60
Impairment losses			(569)
Other income /(expenses)	213	1,052	(286)
Operating profit	4,299	3,725	1,320
Non-operating expenses	(32)	(1)	(3)
Investment income	685	474	539
Finance costs	(1,074)	(1,406)	(2,046)
Profit/(loss) before taxation	3,878	2,792	(190)
Income tax credit/(expense)	879	(4,764)	(4,937)
Profit/(loss) for the financial year from continuing operations	4,757	(1,972)	(5,127)
(Loss)/profit for the financial year from discontinued operations	(1,969)	(4,107)	5
Profit/(loss) for the financial year	2,788	(6,079)	(5,122)
Attributable to:
Owners of the parent	2,439	(6,297)	(5,405)
Non-controlling interests	349	218	283
Profit/(loss) for the financial year	€ 2,788	€ (6,079)	€ (5,122)
Earnings/(loss) per share
Basic - From continuing operations (in euros per share) | € / shares	€ 0.1587	€ (0.0783)	€ (0.2027)
Diluted - From continuing operations (in euros per share) | € / shares	0.1582	(0.0783)	(0.2027)
Basic - Total Group (in eurocents per share) | € / shares	0.0878	(0.2251)	(0.2025)
Diluted - Total Group (in eurocents per share) | € / shares	€ 0.0876	€ (0.2251)	€ (0.2025)